Income Taxes (Net operating loss, capital loss and tax credit carryforwards and their expiration periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Canada | Capital loss
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 75
Unrecognized Amounts	(75)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 1,776
Unrecognized Amounts	(791)
Net Tax Credit Carryforwards	$ 985
Expiration period	2026 - 2041
United States | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 1,521
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 1,521
Expiration period	2032 - Indefinite
United States | Tax credit
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 375
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 375
Expiration period	2025 - 2041
State | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 817
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 817
Expiration period	2032 - Indefinite
Other | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 52
Unrecognized Amounts	(38)
Net Tax Credit Carryforwards	$ 14
Expiration period	2022 - 2028